UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 343-1111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Core Bond Trust

Ticker: N/A
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Bond Trust for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Bond Trust	$8	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$2,601,342
Total number of portfolio holdings	1,866
Portfolio turnover rate	15%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT, you can find additional information about the Fund, including the Fund’s:
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-343-1111.
INSTT-824

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semi-Annual Report
JPMorgan Institutional Trust Funds
August 31, 2024 (Unaudited)
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 26.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	5,350	3,463
3.88%, 8/15/2040	10,580	10,271
2.25%, 5/15/2041	18,355	13,952
2.38%, 2/15/2042	48,290	36,893
2.75%, 11/15/2042	12,300	9,886
4.00%, 11/15/2042	4,400	4,245
3.13%, 2/15/2043	415	352
3.63%, 8/15/2043	6,564	5,970
3.75%, 11/15/2043	24,928	23,052
3.00%, 11/15/2044	8,200	6,722
2.25%, 8/15/2046	10,363	7,285
3.00%, 2/15/2047	548	442
3.13%, 5/15/2048	3,757	3,069
3.00%, 8/15/2048	2,610	2,081
2.25%, 8/15/2049	14,665	9,979
2.38%, 11/15/2049	3,700	2,584
2.00%, 2/15/2050	5,329	3,412
1.25%, 5/15/2050	6,152	3,232
1.38%, 8/15/2050	565	306
1.63%, 11/15/2050	8,800	5,089
1.88%, 2/15/2051	18,386	11,339
2.00%, 8/15/2051	30,810	19,533
1.88%, 11/15/2051	7,225	4,433
2.25%, 2/15/2052	4,720	3,175
2.88%, 5/15/2052	6,575	5,081
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	450	449
3.63%, 4/15/2028	1,552	1,650
2.50%, 1/15/2029	439	454
U.S. Treasury Notes
5.00%, 10/31/2025	3,840	3,870
0.88%, 6/30/2026	25,000	23,642
2.63%, 5/31/2027	12,000	11,630
3.25%, 6/30/2027	12,000	11,824
3.13%, 8/31/2027	43,850	43,024
0.38%, 9/30/2027	4,690	4,230
0.75%, 1/31/2028	4,500	4,068
1.25%, 3/31/2028	9,800	8,977
3.50%, 4/30/2028	50,370	49,919
1.25%, 6/30/2028	13,470	12,269
1.00%, 7/31/2028	9,500	8,551
4.13%, 7/31/2028	38,000	38,496
1.75%, 1/31/2029	3,850	3,538
1.88%, 2/28/2029	18,000	16,615
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.88%, 4/30/2029	30,400	29,261
2.75%, 5/31/2029	130	124
3.25%, 6/30/2029	53,100	51,916
1.50%, 2/15/2030	895	795
4.88%, 10/31/2030	17,500	18,534
1.25%, 8/15/2031	1,040	878
1.38%, 11/15/2031	1,174	994
1.88%, 2/15/2032	48,400	42,282
2.88%, 5/15/2032	15,725	14,711
2.75%, 8/15/2032	20,510	18,968
4.50%, 11/15/2033	56,200	58,753
4.00%, 2/15/2034	4,046	4,071
U.S. Treasury STRIPS Bonds
8.68%, 5/15/2026 (a)	1,500	1,401
4.06%, 8/15/2026 (a)	1,592	1,476
4.85%, 11/15/2040 (a)	5,430	2,660
4.87%, 2/15/2041 (a)	3,487	1,687
2.60%, 11/15/2041 (a)	500	232
Total U.S. Treasury Obligations (Cost $743,350)		687,795
Corporate Bonds — 25.1%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	128
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	848
3.00%, 9/15/2050 (b)	502	341
Boeing Co. (The)
4.88%, 5/1/2025	605	603
2.75%, 2/1/2026	701	678
2.20%, 2/4/2026	1,385	1,327
3.10%, 5/1/2026	320	310
5.04%, 5/1/2027	960	961
3.25%, 3/1/2028	840	789
6.30%, 5/1/2029 (b)	1,095	1,144
5.15%, 5/1/2030	1,540	1,536
6.39%, 5/1/2031 (b)	620	653
6.53%, 5/1/2034 (b)	1,020	1,080
5.71%, 5/1/2040	745	724
L3Harris Technologies, Inc.
5.25%, 6/1/2031	1,130	1,163
5.40%, 7/31/2033	1,082	1,115
Leidos, Inc.
2.30%, 2/15/2031	465	398
5.75%, 3/15/2033	630	655
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
5.15%, 2/27/2033	934	958
4.50%, 6/1/2042	2,799	2,533
4.15%, 5/15/2045	543	460
4.35%, 4/15/2047	199	172
		18,576
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	378
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	474
1.30%, 1/8/2026 (b)	425	405
1.50%, 6/15/2026 (b)	775	731
3.00%, 2/10/2027 (b)	355	341
2.38%, 10/15/2027 (b)	530	496
1.80%, 1/10/2028 (b)	805	732
5.30%, 6/24/2029 (b)	825	843
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	669
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	343
		5,034
Banks — 6.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	1,800	1,829
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	900	926
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	728
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	1,955	2,009
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,500	1,552
ANZ New Zealand Int'l Ltd. (New Zealand)
5.36%, 8/14/2028 (b)	1,070	1,103
2.55%, 2/13/2030 (b)	778	706
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	261
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,021
Banco Santander SA (Spain)
5.15%, 8/18/2025	400	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	188
5.59%, 8/8/2028	3,000	3,102
6.61%, 11/7/2028	1,400	1,508
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,700	1,662
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,492
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	2,926	2,821
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,931
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,710	2,831
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,355
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	969
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	383
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	2,000	2,051
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	1,440	1,530
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	1,150	1,190
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	1,203	1,206
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,693
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,878	1,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	713
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	895	917
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	933
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,676
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (b)	2,405	2,505
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	2,840	2,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	504
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	813
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	307
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	2,015	2,049
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	570	585
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	671
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.87%), 5.89%, 12/5/2034 (b) (c)	1,250	1,327
(SOFR + 1.88%), 5.74%, 2/20/2035 (b) (c)	1,145	1,191
BPCE SA (France)
1.00%, 1/20/2026 (b)	2,205	2,098
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	664
3.38%, 12/2/2026	400	391
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	1,600	1,694
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.96%), 5.72%, 1/18/2030 (b) (c)	628	643
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	609
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	1,495	1,544
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	1,370	1,419
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	630	648
Citigroup, Inc.
4.40%, 6/10/2025	865	860
4.30%, 11/20/2026	1,200	1,192
6.63%, 1/15/2028	250	267
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,534
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	756
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	633
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	1,850	1,901
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	217
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	777
3.75%, 7/21/2026	945	925
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,242
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	487
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	2,500	2,376
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	815	858
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	1,210	1,234
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	1,535	1,584
Discover Bank 4.25%, 3/13/2026	1,205	1,194
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,315
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	939	932
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	904	888
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,122
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	1,460	1,571
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	739
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,008
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	700	766
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	672
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	361	371
(SOFR + 2.09%), 6.11%, 9/11/2034 (c)	640	685
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	1,890	2,028
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	929
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,140	1,159
4.38%, 3/22/2028	475	471
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,240	1,282
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	887
3.75%, 7/18/2039	760	665
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	875	857
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	997
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	1,550	1,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,500	2,570
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	659
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	688
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	1,480	1,501
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	690	692
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	905	915
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	1,240	1,222
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (b)	435	408
5.41%, 5/17/2029 (b)	2,500	2,577
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	884
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	1,500	1,555
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	670	695
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,355	3,421
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,201
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	1,860	1,910
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,760
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	372
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	1,859	1,891
3.00%, 1/22/2030 (b)	235	212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	1,915	1,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	878	910
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	461
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	1,225	1,249
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	3,447	3,569
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	1,480	1,525
3.04%, 7/16/2029	1,315	1,225
5.71%, 1/13/2030	1,480	1,552
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	613
5.52%, 7/17/2028	490	508
Truist Financial Corp.
4.00%, 5/1/2025	265	263
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	720	735
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	1,060	1,152
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	761
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	824	853
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	632
US Bancorp (SOFR + 1.56%), 5.38%, 1/23/2030 (c)	965	992
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	4,000	4,131
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	570	605
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	1,385	1,414
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	2,355	2,430
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	390	430
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	1,970	2,033
		167,593
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,583	2,551
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	65
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	698
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	327
1.85%, 9/1/2032	675	548
Constellation Brands, Inc.
4.75%, 5/9/2032	300	299
5.25%, 11/15/2048	220	213
Molson Coors Beverage Co. 4.20%, 7/15/2046	1,047	878
		5,579
Biotechnology — 0.4%
AbbVie, Inc.
4.05%, 11/21/2039	4,909	4,446
4.63%, 10/1/2042	480	451
4.40%, 11/6/2042	790	726
4.45%, 5/14/2046	190	172
Amgen, Inc.
4.66%, 6/15/2051	1,854	1,650
3.00%, 1/15/2052	845	583
5.65%, 3/2/2053	338	348
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	883
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,086
		10,345
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	1,100	1,011
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	291
6.50%, 8/15/2032	600	652
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	674
		1,617
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	1,200	1,281
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,000	1,112
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	371
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	329
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
4.85%, 3/29/2029	411	416
4.70%, 9/20/2047	88	79
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	1,130	1,088
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	645	669
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	650	613
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,229
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	785	798
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	469
5.41%, 5/10/2029	1,005	1,036
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	410	436
FMR LLC 6.45%, 11/15/2039 (b)	500	572
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,405
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	1,200	1,208
3.50%, 11/16/2026	469	459
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,754
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	737
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,202
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	1,350	1,441
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	1,455	1,477
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	740
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	870
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,920
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	3,075	3,133
6.75%, 10/1/2037	685	772
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	784
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	496
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	486
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	708
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	2,012
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	1,965	2,025
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,470	2,521
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	615	625
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,448
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,820	1,870
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	840	858
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,187
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
4.30%, 1/27/2045	485	435
Nasdaq, Inc. 5.55%, 2/15/2034	450	469
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,083
2.68%, 7/16/2030	700	618
5.78%, 7/3/2034	3,080	3,199
UBS AG (Switzerland) 3.63%, 9/9/2024	402	402
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	479
(SOFR + 3.34%), 6.37%, 7/15/2026 (b) (c)	900	909
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	1,200	1,163
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (b) (c)	424	434
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	1,605	1,660
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	433	470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (b) (c)	445	462
		55,419
Chemicals — 0.1%
Albemarle Corp. 5.45%, 12/1/2044	150	138
DuPont de Nemours, Inc. 5.32%, 11/15/2038	594	637
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	173
4.13%, 3/15/2035	455	418
5.00%, 4/1/2049	230	211
Union Carbide Corp. 7.75%, 10/1/2096	850	1,070
		2,647
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	2,010	2,126
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	227
		2,353
Communications Equipment — 0.1%
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,600
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,308
2.35%, 1/15/2032	1,095	922
		2,230
Construction Materials — 0.1%
CRH America, Inc.
3.88%, 5/18/2025 (b)	417	413
5.13%, 5/18/2045 (b)	893	840
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	751
		2,004
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	246	248
2.45%, 10/29/2026	1,560	1,487
6.10%, 1/15/2027	1,560	1,606
3.00%, 10/29/2028	690	645
5.10%, 1/19/2029	235	238
3.30%, 1/30/2032	655	582
American Express Co.
5.85%, 11/5/2027	1,470	1,537
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	1,500	1,520
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,000	1,002
2.13%, 2/21/2026 (b)	620	593
4.25%, 4/15/2026 (b)	1,200	1,182
4.38%, 5/1/2026 (b)	1,270	1,252
2.53%, 11/18/2027 (b)	7,294	6,718
6.38%, 5/4/2028 (b)	890	925
5.75%, 3/1/2029 (b)	1,120	1,147
5.75%, 11/15/2029 (b)	1,540	1,574
Capital One Financial Corp.
4.20%, 10/29/2025	250	247
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	780	816
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	1,060	1,091
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	773
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	468
3.80%, 4/7/2025	685	679
1.25%, 1/8/2026	885	845
5.40%, 5/8/2027	535	545
2.35%, 1/8/2031	520	442
5.75%, 2/8/2031	595	615
2.70%, 6/10/2031	1,340	1,153
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.95%, 4/4/2034	550	569
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	460
		30,959
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	465
2.50%, 2/10/2041 (b)	574	394
Alimentation Couche-Tard, Inc. (Canada)
5.27%, 2/12/2034 (b)	1,330	1,347
3.63%, 5/13/2051 (b)	1,420	1,047
5.62%, 2/12/2054 (b)	960	974
Kroger Co. (The)
5.00%, 9/15/2034	510	508
5.00%, 4/15/2042	1,100	1,041
5.50%, 9/15/2054	440	431
		6,207
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,172
Packaging Corp. of America 4.05%, 12/15/2049	845	686
WRKCo, Inc.
3.75%, 3/15/2025	400	397
3.90%, 6/1/2028	170	165
		2,420
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	415
University of Miami Series 2022, 4.06%, 4/1/2052	480	406
University of Southern California Series A, 3.23%, 10/1/2120	570	367
		1,188
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,552
WP Carey, Inc.
4.25%, 10/1/2026	350	346
2.25%, 4/1/2033	1,180	949
		3,847
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
1.65%, 2/1/2028	250	228
2.75%, 6/1/2031	1,900	1,685
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
3.50%, 6/1/2041	1,646	1,313
3.55%, 9/15/2055	2,984	2,110
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	254
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	219
Sprint Capital Corp. 6.88%, 11/15/2028	591	640
Verizon Communications, Inc.
2.65%, 11/20/2040	988	709
3.40%, 3/22/2041	1,060	845
3.70%, 3/22/2061	1,045	770
		8,773
Electric Utilities — 3.1%
Alabama Power Co. 6.13%, 5/15/2038	239	262
Arizona Public Service Co. 5.05%, 9/1/2041	200	190
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	287
2.90%, 6/15/2050	450	297
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,438
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	950	1,055
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	114
Duke Energy Corp.
3.75%, 9/1/2046	985	752
6.10%, 9/15/2053	1,360	1,454
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,516
Duke Energy Progress LLC
4.10%, 5/15/2042	273	233
4.10%, 3/15/2043	125	107
2.90%, 8/15/2051	820	539
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	726
Edison International
5.45%, 6/15/2029	1,830	1,882
6.95%, 11/15/2029	1,020	1,115
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,077
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	603
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	782
5.50%, 6/26/2034 (b)	1,160	1,178
Entergy Arkansas LLC 2.65%, 6/15/2051	415	255
Entergy Corp. 2.95%, 9/1/2026	336	326
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
3.05%, 6/1/2031	629	568
2.90%, 3/15/2051	490	314
Entergy Mississippi LLC 5.85%, 6/1/2054	610	644
Entergy Texas, Inc. 5.80%, 9/1/2053	450	471
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,640	1,687
Evergy, Inc. 2.90%, 9/15/2029	985	905
Exelon Corp. 5.30%, 3/15/2033	1,000	1,029
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,312
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	144
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	208
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	482
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,580
2.95%, 5/14/2030 (b)	440	401
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	556
MidAmerican Energy Co. 5.85%, 9/15/2054	620	667
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	311
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	443
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	112
5.45%, 5/15/2041	305	308
6.00%, 3/15/2054	560	598
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	2,160	2,178
5.55%, 3/15/2054	2,400	2,419
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	869
5.66%, 1/17/2054 (b)	460	463
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	681
2.45%, 12/2/2027 (b)	795	738
4.45%, 6/15/2029 (b)	615	596
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	116
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	784
2.95%, 3/1/2026	2,560	2,484
6.40%, 6/15/2033	956	1,022
5.80%, 5/15/2034	2,124	2,186
4.20%, 6/1/2041	695	565
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
3.75%, 8/15/2042 (e)	308	235
4.30%, 3/15/2045	525	419
6.75%, 1/15/2053	70	77
PECO Energy Co. 2.80%, 6/15/2050	410	267
Pepco Holdings LLC 7.45%, 8/15/2032	316	347
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,135	1,179
Series A-3, 5.54%, 7/15/2047	1,360	1,425
Series A-3, 5.53%, 6/1/2049	1,345	1,408
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	617
Series A-4, 5.21%, 12/1/2047	420	425
Series A-5, 5.10%, 6/1/2052	795	804
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,861
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,241
PPL Capital Funding, Inc. 5.25%, 9/1/2034	745	754
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	893
Progress Energy, Inc. 7.00%, 10/30/2031	300	338
Public Service Co. of Colorado 3.55%, 6/15/2046	214	157
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	982
Series G, 6.63%, 11/15/2037	2,490	2,733
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	324
3.00%, 3/1/2051	1,925	1,327
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (b)	1,480	1,528
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,000	997
Series A-2, 5.11%, 12/15/2047	505	504
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,092
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	877	891
Series A2, 5.17%, 5/15/2041	107	109
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,764
Series B, 3.65%, 3/1/2028	400	390
Series 08-A, 5.95%, 2/1/2038	200	213
4.05%, 3/15/2042	552	462
5.88%, 12/1/2053	1,566	1,642
5.75%, 4/15/2054	1,755	1,823
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,925
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Public Service Co. 4.50%, 8/15/2041	200	177
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	329
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,195
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	221	231
		80,114
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	165
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 3.90%, 11/15/2049	1,043	837
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	492
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,107
		1,599
Financial Services — 0.4%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	754
3.85%, 4/5/2029	545	526
Fiserv, Inc.
3.20%, 7/1/2026	395	386
5.15%, 8/12/2034	3,200	3,234
4.40%, 7/1/2049	375	322
Global Payments, Inc.
3.20%, 8/15/2029	945	876
5.30%, 8/15/2029	371	378
2.90%, 5/15/2030	273	246
2.90%, 11/15/2031	522	454
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	939
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	700	717
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	467
		9,299
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	210
5.38%, 1/9/2036 (b)	200	203
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,386
Campbell Soup Co. 3.13%, 4/24/2050	315	215
Conagra Brands, Inc. 5.30%, 11/1/2038	220	216
J M Smucker Co. (The) 6.20%, 11/15/2033	525	572
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
JBS USA Holding Lux SARL
3.75%, 12/1/2031	1,305	1,183
6.75%, 3/15/2034 (b)	1,347	1,477
Kellanova 5.25%, 3/1/2033	1,109	1,145
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	790
4.38%, 6/1/2046	629	537
Tyson Foods, Inc. 5.70%, 3/15/2034	920	957
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (b)	1,500	1,344
		10,235
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	722
4.13%, 10/15/2044	125	108
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	262
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	348
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,542
		2,982
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	452
4.38%, 9/1/2042	375	340
5.15%, 9/1/2043	769	774
3.55%, 2/15/2050	465	361
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	651
CSX Corp.
4.10%, 3/15/2044	190	164
3.35%, 9/15/2049	95	70
Norfolk Southern Corp. 4.05%, 8/15/2052	600	490
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	1,220	1,276
		4,578
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	384
Becton Dickinson & Co. 4.67%, 6/6/2047	365	330
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	1,027
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	828
		2,569
Health Care Providers & Services — 0.8%
Aetna, Inc. 6.75%, 12/15/2037	440	490
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Ascension Health Series B, 2.53%, 11/15/2029	430	396
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	572
Cencora, Inc. 5.13%, 2/15/2034	1,650	1,678
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	441
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	385
Cigna Group (The) 5.13%, 5/15/2031	1,080	1,108
CommonSpirit Health
1.55%, 10/1/2025	555	533
2.78%, 10/1/2030	550	493
3.91%, 10/1/2050	545	433
CVS Health Corp.
4.30%, 3/25/2028	171	169
5.25%, 2/21/2033	1,400	1,408
5.05%, 3/25/2048	1,750	1,551
Elevance Health, Inc.
4.63%, 5/15/2042	500	459
4.65%, 1/15/2043	535	490
4.65%, 8/15/2044	100	91
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,047
HCA, Inc.
5.60%, 4/1/2034	1,175	1,207
5.13%, 6/15/2039	725	700
5.50%, 6/15/2047	650	629
3.50%, 7/15/2051	414	290
4.63%, 3/15/2052	1,385	1,172
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	199
Memorial Health Services 3.45%, 11/1/2049	1,340	1,042
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	175
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	230
Texas Health Resources 4.33%, 11/15/2055	300	266
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	684
3.25%, 5/15/2051	560	404
5.88%, 2/15/2053	650	703
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	491
		19,936
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	133
2.00%, 5/18/2032	980	796
5.25%, 5/15/2036	750	749
4.00%, 2/1/2050	653	502
DOC DR LLC 2.63%, 11/1/2031	505	435
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,459
2.00%, 3/15/2031	610	501
Healthpeak OP LLC
3.40%, 2/1/2025	17	17
3.50%, 7/15/2029	772	734
Sabra Health Care LP 3.20%, 12/1/2031	825	716
Ventas Realty LP
3.50%, 2/1/2025	242	240
4.13%, 1/15/2026	114	113
3.25%, 10/15/2026	292	283
3.85%, 4/1/2027	554	543
Welltower OP LLC 6.50%, 3/15/2041	350	387
		7,608
Hotels, Restaurants & Leisure — 0.1%
McDonald's Corp.
4.70%, 12/9/2035	700	696
5.45%, 8/14/2053	1,060	1,073
Starbucks Corp. 4.90%, 2/15/2031	1,000	1,024
		2,793
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,375
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,333
5.75%, 10/1/2041	235	239
6.50%, 10/1/2053	1,190	1,318
		4,265
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	1,200	1,218
Industrial REITs — 0.0% ^
Prologis LP
2.88%, 11/15/2029	380	353
3.00%, 4/15/2050	905	618
		971
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	398
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	582
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,059
5.75%, 3/1/2054	1,590	1,646
Athene Global Funding
2.50%, 1/14/2025 (b)	239	236
1.45%, 1/8/2026 (b)	865	826
2.95%, 11/12/2026 (b)	3,475	3,344
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	845	695
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,561
Corebridge Global Funding 5.20%, 6/24/2029 (b)	1,290	1,326
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	590
6.50%, 6/4/2029	470	479
F&G Global Funding
1.75%, 6/30/2026 (b)	750	704
5.88%, 6/10/2027 (b)	1,100	1,119
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	206	205
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	189
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	434
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	353
High Street Funding Trust I 4.11%, 2/15/2028 (b)	838	810
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	406
3.95%, 10/15/2050 (b)	900	679
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	102
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	720
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	1,015	1,034
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	216
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	900	919
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	816
Prudential Financial, Inc. 3.91%, 12/7/2047	300	242
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,787
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200	200
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	339
		25,016
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	1,350	1,423
5.40%, 8/15/2054	815	831
		2,254
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	789
2.30%, 9/14/2031	1,515	1,270
		2,059
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	446
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,291
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	527
		2,264
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	535
4.80%, 3/1/2050	1,475	1,122
3.70%, 4/1/2051	1,120	711
Comcast Corp.
3.25%, 11/1/2039	1,715	1,373
3.45%, 2/1/2050	609	451
2.89%, 11/1/2051	1,086	711
5.35%, 5/15/2053	1,160	1,161
2.94%, 11/1/2056	1,729	1,100
2.99%, 11/1/2063	259	160
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	392
Paramount Global
2.90%, 1/15/2027	416	394
4.85%, 7/1/2042	140	108
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	797
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Time Warner Cable LLC
6.55%, 5/1/2037	400	395
5.50%, 9/1/2041	359	311
		9,721
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	327
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	983
Glencore Funding LLC (Australia) 5.63%, 4/4/2034 (b)	1,080	1,100
Reliance, Inc. 1.30%, 8/15/2025	2,500	2,414
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	630
		5,454
Multi-Utilities — 0.3%
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,701
CMS Energy Corp. 3.00%, 5/15/2026	475	461
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	1,090	756
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	193
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	932
NiSource, Inc. 1.70%, 2/15/2031	740	615
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	315
2.95%, 8/15/2051	1,050	719
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	248
5.75%, 9/15/2033	760	804
Series 21A, 3.15%, 9/30/2051	420	278
		7,022
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	295
Oil, Gas & Consumable Fuels — 1.6%
6297782 LLC (Canada)
4.91%, 9/1/2027 (b)	375	376
5.03%, 10/1/2029 (b)	430	429
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	335	319
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	729
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,338
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	815
Cheniere Energy, Inc. 5.65%, 4/15/2034 (b)	690	710
Coterra Energy, Inc. 3.90%, 5/15/2027	935	916
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp. 5.75%, 9/15/2054	1,310	1,271
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	835
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	602
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,137
5.63%, 4/5/2034	1,350	1,393
Energy Transfer LP
5.25%, 7/1/2029	1,450	1,484
4.15%, 9/15/2029	1,444	1,409
6.10%, 2/15/2042	400	406
5.30%, 4/1/2044	170	159
6.25%, 4/15/2049	800	832
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	911
Enterprise Products Operating LLC 4.95%, 2/15/2035	2,380	2,390
Exxon Mobil Corp.
3.00%, 8/16/2039	895	720
3.57%, 3/6/2045	1,215	980
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,227
4.32%, 12/30/2039 (b)	545	426
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,007	839
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	2,450	2,377
HF Sinclair Corp. 5.88%, 4/1/2026	577	583
Kinder Morgan, Inc.
5.00%, 2/1/2029	1,147	1,162
7.80%, 8/1/2031	1,151	1,329
MPLX LP
5.50%, 6/1/2034	1,690	1,720
4.95%, 3/14/2052	520	460
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	244
Occidental Petroleum Corp.
5.20%, 8/1/2029	370	375
5.38%, 1/1/2032	360	365
4.30%, 8/15/2039	509	432
ONEOK Partners LP 6.65%, 10/1/2036	350	386
Phillips 66 Co.
3.15%, 12/15/2029	985	921
4.90%, 10/1/2046	300	272
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	915
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	268
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,335
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	910
3.46%, 7/12/2049	815	616
3.13%, 5/29/2050	1,180	839
Valero Energy Corp.
2.15%, 9/15/2027	508	476
7.50%, 4/15/2032	175	203
Williams Cos., Inc. (The) 5.80%, 11/15/2054	2,000	2,042
		40,883
Passenger Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,535	1,530
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	890	806
		2,336
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	1,028
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	346
4.00%, 9/18/2042	240	210
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	1,015	778
5.55%, 2/22/2054	160	165
5.65%, 2/22/2064	1,460	1,505
Eli Lilly & Co. 5.00%, 2/9/2054	890	886
Merck & Co., Inc.
5.00%, 5/17/2053	865	852
2.90%, 12/10/2061	965	603
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,070
Royalty Pharma plc 1.20%, 9/2/2025	353	340
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	956
5.65%, 7/5/2044	854	880
3.18%, 7/9/2050	1,486	1,033
Zoetis, Inc. 2.00%, 5/15/2030	760	663
		11,287
Residential REITs — 0.1%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,717
Mid-America Apartments LP 3.95%, 3/15/2029	920	901
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Residential REITs — continued
UDR, Inc.
2.95%, 9/1/2026	382	369
3.00%, 8/15/2031	305	273
2.10%, 8/1/2032	640	520
		3,780
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	397
2.25%, 4/1/2028	840	769
2.50%, 8/16/2031	425	362
NNN REIT, Inc.
4.00%, 11/15/2025	783	775
4.30%, 10/15/2028	620	612
5.60%, 10/15/2033	600	617
Realty Income Corp. 1.80%, 3/15/2033	530	416
Regency Centers LP 2.95%, 9/15/2029	745	690
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	416
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	635	628
		5,682
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,298
5.05%, 7/12/2029	2,650	2,702
3.14%, 11/15/2035 (b)	1,413	1,181
Intel Corp. 5.70%, 2/10/2053	790	756
KLA Corp. 3.30%, 3/1/2050	600	444
Marvell Technology, Inc. 5.75%, 2/15/2029	1,360	1,417
NXP BV (China)
2.50%, 5/11/2031	1,405	1,210
3.25%, 5/11/2041	1,445	1,086
3.25%, 11/30/2051	682	467
Texas Instruments, Inc. 5.05%, 5/18/2063	2,379	2,339
		13,900
Software — 0.3%
Intuit, Inc.
5.20%, 9/15/2033	1,210	1,261
5.50%, 9/15/2053	380	400
Oracle Corp.
4.90%, 2/6/2033	1,300	1,301
3.60%, 4/1/2040	1,000	805
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
3.60%, 4/1/2050	920	672
4.38%, 5/15/2055	900	739
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,254
2.00%, 6/30/2030	570	494
VMware LLC 4.65%, 5/15/2027	550	551
		7,477
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	304
2.10%, 6/15/2030	630	548
1.88%, 10/15/2030	1,090	925
3.10%, 6/15/2050	496	338
2.95%, 1/15/2051	324	214
Crown Castle, Inc.
4.00%, 3/1/2027	264	260
2.10%, 4/1/2031	2,000	1,678
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,092
Extra Space Storage LP
4.00%, 6/15/2029	859	833
5.90%, 1/15/2031	1,080	1,136
2.40%, 10/15/2031	485	412
Public Storage Operating Co.
1.95%, 11/9/2028	615	558
2.25%, 11/9/2031	516	442
		8,740
Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	690	576
5.40%, 7/15/2034	760	779
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	422
		1,777
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 4.10%, 8/8/2062	1,200	1,033
Dell International LLC
6.02%, 6/15/2026	520	531
4.90%, 10/1/2026	1,265	1,272
5.25%, 2/1/2028	1,245	1,276
3.45%, 12/15/2051	61	43
		4,155
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,430
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	719
4.39%, 8/15/2037	1,730	1,543
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	109
		3,801
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
5.50%, 12/15/2024 (b)	1,047	1,045
5.38%, 7/15/2029 (b)	2,400	2,427
		3,472
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	816
5.45%, 3/1/2054	2,300	2,342
		3,158
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	745	631
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,867
5.15%, 4/15/2034	830	845
3.60%, 11/15/2060	915	650
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	998
5.63%, 2/10/2053	250	250
5.75%, 6/28/2054	1,400	1,418
		7,659
Total Corporate Bonds (Cost $678,421)		652,169
Mortgage-Backed Securities — 22.9%
FHLMC
Pool # 846812, ARM, 6.55%, 4/1/2030 (f)	2	2
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	76	78
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (f)	43	43
Pool # 847356, ARM, 6.69%, 12/1/2034 (f)	42	44
Pool # 782979, ARM, 6.37%, 1/1/2035 (f)	62	64
Pool # 1Q0025, ARM, 6.25%, 2/1/2036 (f)	22	22
Pool # 848431, ARM, 6.53%, 2/1/2036 (f)	31	31
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (f)	7	8
Pool # 848365, ARM, 7.03%, 7/1/2036 (f)	36	37
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (f)	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (f)	35	35
Pool # 1A1096, ARM, 7.41%, 10/1/2036 (f)	71	73
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (f)	67	67
Pool # 782760, ARM, 6.74%, 11/1/2036 (f)	36	38
Pool # 1J1634, ARM, 6.72%, 12/1/2036 (f)	46	48
Pool # 1Q0739, ARM, 7.49%, 3/1/2037 (f)	40	41
Pool # 848699, ARM, 7.02%, 7/1/2040 (f)	76	79
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	79	77
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	12	12
Pool # G01448, 7.00%, 8/1/2032	23	24
Pool # A13625, 5.50%, 10/1/2033	84	87
Pool # A16107, 6.00%, 12/1/2033	49	51
Pool # A17537, 6.00%, 1/1/2034	45	46
Pool # A61572, 5.00%, 9/1/2034	246	251
Pool # A28796, 6.50%, 11/1/2034	43	45
Pool # G03369, 6.50%, 1/1/2035	92	95
Pool # A46987, 5.50%, 7/1/2035	209	217
Pool # G01919, 4.00%, 9/1/2035	138	136
Pool # C02641, 7.00%, 10/1/2036	30	31
Pool # C02660, 6.50%, 11/1/2036	62	65
Pool # A93383, 5.00%, 8/1/2040	172	176
Pool # A93511, 5.00%, 8/1/2040	165	169
Pool # G06493, 4.50%, 5/1/2041	715	716
Pool # Z40179, 4.00%, 7/1/2048	1,803	1,731
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	25	26
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	244	240
Pool # U80254, 3.00%, 3/1/2033	168	161
Pool # P20409, 5.50%, 10/1/2033	39	39
Pool # U90975, 4.00%, 6/1/2042	738	717
Pool # U90673, 4.00%, 1/1/2043	188	183
Pool # U99134, 4.00%, 1/1/2046	3,801	3,695
Pool # U69030, 4.50%, 1/1/2046	1,336	1,332
Pool # RE0006, 3.50%, 1/1/2050	2,458	2,244
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,281	1,245
FHLMC UMBS, 30 Year
Pool # SD3301, 2.50%, 1/1/2051	3,075	2,660
Pool # RA5680, 2.00%, 8/1/2051	8,405	6,914
Pool # SD1076, 3.00%, 1/1/2052	780	701
Pool # RA6702, 3.00%, 2/1/2052	3,677	3,261
Pool # SD3952, 2.50%, 3/1/2052	5,408	4,681
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QE3414, 3.00%, 5/1/2052	3,891	3,486
Pool # SD3781, 4.00%, 7/1/2052	3,431	3,260
Pool # QF0379, 5.00%, 8/1/2052	1,299	1,291
Pool # SD1725, 4.00%, 10/1/2052	4,985	4,736
FNMA
Pool # 54844, ARM, 4.54%, 9/1/2027 (f)	3	3
Pool # 303532, ARM, 4.61%, 3/1/2029 (f)	2	2
Pool # 555258, ARM, 6.65%, 1/1/2033 (f)	122	121
Pool # 722985, ARM, 7.28%, 7/1/2033 (f)	6	6
Pool # 686040, ARM, 7.34%, 7/1/2033 (f)	40	41
Pool # 746299, ARM, 7.11%, 9/1/2033 (f)	47	49
Pool # 766610, ARM, 5.93%, 1/1/2034 (f)	12	12
Pool # 920467, ARM, 8.12%, 2/1/2034 (f)	60	61
Pool # 770377, ARM, 6.39%, 4/1/2034 (f)	24	24
Pool # 751531, ARM, 7.21%, 5/1/2034 (f)	50	51
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	5	5
Pool # 735332, ARM, 6.77%, 8/1/2034 (f)	57	58
Pool # 790235, ARM, 7.36%, 8/1/2034 (f)	41	42
Pool # 791961, ARM, 6.69%, 9/1/2034 (f)	13	13
Pool # 803594, ARM, 5.83%, 10/1/2034 (f)	49	50
Pool # 803599, ARM, 5.92%, 10/1/2034 (f)	37	37
Pool # 896463, ARM, 7.20%, 10/1/2034 (f)	30	31
Pool # 806778, ARM, 6.88%, 11/1/2034 (f)	199	201
Pool # 806776, ARM, 7.17%, 11/1/2034 (f)	56	56
Pool # 802692, ARM, 7.00%, 1/1/2035 (f)	45	45
Pool # 810896, ARM, 7.17%, 1/1/2035 (f)	98	100
Pool # 816597, ARM, 6.05%, 2/1/2035 (f)	13	13
Pool # 735539, ARM, 6.68%, 4/1/2035 (f)	177	182
Pool # 745862, ARM, 7.04%, 4/1/2035 (f)	30	30
Pool # 821378, ARM, 7.04%, 5/1/2035 (f)	32	32
Pool # 823660, ARM, 7.10%, 5/1/2035 (f)	32	32
Pool # 745766, ARM, 6.31%, 6/1/2035 (f)	79	80
Pool # 832801, ARM, 6.79%, 9/1/2035 (f)	8	8
Pool # 843026, ARM, 7.16%, 9/1/2035 (f)	98	99
Pool # 849251, ARM, 7.08%, 1/1/2036 (f)	34	34
Pool # 895141, ARM, 7.31%, 7/1/2036 (f)	38	39
Pool # 900197, ARM, 6.32%, 10/1/2036 (f)	47	48
Pool # 966946, ARM, 6.28%, 1/1/2038 (f)	2	2
FNMA UMBS, 20 Year
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # MA1138, 3.50%, 8/1/2032	201	196
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	10	10
Pool # 695533, 8.00%, 6/1/2027	5	5
Pool # 755973, 8.00%, 11/1/2028	31	32
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 252211, 6.00%, 1/1/2029	5	5
Pool # 459097, 7.00%, 1/1/2029	1	1
Pool # 889020, 6.50%, 11/1/2029	74	76
Pool # 598559, 6.50%, 8/1/2031	16	16
Pool # 622542, 5.50%, 9/1/2031	92	94
Pool # 788150, 6.00%, 3/1/2032	9	9
Pool # 675555, 6.00%, 12/1/2032	25	26
Pool # AL0045, 6.00%, 12/1/2032	114	118
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	6	6
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	36	37
Pool # 723852, 5.00%, 7/1/2033	47	48
Pool # 729296, 5.00%, 7/1/2033	108	109
Pool # 729379, 6.00%, 8/1/2033	12	12
Pool # 737825, 6.00%, 9/1/2033	17	17
Pool # 750977, 4.50%, 11/1/2033	28	28
Pool # 725017, 5.50%, 12/1/2033	176	182
Pool # 751341, 5.50%, 3/1/2034	24	25
Pool # 888568, 5.00%, 12/1/2034	4	4
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	1,264	1,320
Pool # 820347, 5.00%, 9/1/2035	35	35
Pool # 833657, 7.50%, 8/1/2036	14	15
Pool # 986648, 6.00%, 9/1/2037	62	65
Pool # 888892, 7.50%, 11/1/2037	16	18
Pool # 257510, 7.00%, 12/1/2038	67	71
Pool # AD0753, 7.00%, 1/1/2039	45	48
Pool # AT5891, 3.00%, 6/1/2043	1,435	1,315
Pool # AL7527, 4.50%, 9/1/2043	505	505
Pool # BM3500, 4.00%, 9/1/2047	1,401	1,367
Pool # BJ1778, 4.50%, 10/1/2047	494	489
Pool # BN9180, 4.00%, 6/1/2049	333	320
Pool # BK8753, 4.50%, 6/1/2049	678	666
Pool # BO1219, 4.50%, 6/1/2049	1,901	1,864
Pool # BO7077, 3.00%, 9/1/2049	1,792	1,625
Pool # CA5549, 3.00%, 4/1/2050	4,245	3,852
Pool # CA5702, 2.50%, 5/1/2050	5,412	4,691
Pool # CA6079, 2.50%, 6/1/2050	2,977	2,542
Pool # BP6439, 2.50%, 7/1/2050	6,602	5,638
Pool # CA6361, 2.50%, 7/1/2050	3,966	3,458
Pool # CA6989, 2.50%, 9/1/2050	4,752	4,137
Pool # FS3599, 2.50%, 1/1/2051	4,556	3,936
Pool # BQ4516, 2.00%, 2/1/2051	6,167	5,082
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS0730, 4.00%, 2/1/2051	3,687	3,517
Pool # CB0047, 3.00%, 4/1/2051	900	798
Pool # BU0070, 2.50%, 10/1/2051	4,440	3,820
Pool # CB1908, 2.50%, 10/1/2051	10,700	9,206
Pool # MA4466, 2.50%, 11/1/2051	4,221	3,612
Pool # FS2559, 3.00%, 12/1/2051	2,401	2,150
Pool # FS4108, 4.00%, 12/1/2051	3,497	3,328
Pool # CB2637, 2.50%, 1/1/2052	3,664	3,155
Pool # CB2664, 3.00%, 1/1/2052	1,709	1,532
Pool # CB2670, 3.00%, 1/1/2052	3,496	3,106
Pool # FS5986, 2.50%, 2/1/2052	4,632	4,014
Pool # FS3345, 3.00%, 2/1/2052	4,420	3,959
Pool # FS7749, 3.00%, 2/1/2052	4,632	4,166
Pool # FS5446, 2.50%, 3/1/2052	6,003	5,166
Pool # FS8041, 2.50%, 3/1/2052	4,463	3,868
Pool # FS0751, 3.00%, 3/1/2052	885	793
Pool # BV5389, 3.00%, 4/1/2052	2,195	1,967
Pool # CB3383, 4.00%, 4/1/2052	4,300	4,086
Pool # FS4720, 2.50%, 5/1/2052	4,514	3,927
Pool # FS7204, 3.00%, 5/1/2052	1,734	1,552
Pool # CB3679, 4.00%, 5/1/2052	4,069	3,866
Pool # CB3913, 4.00%, 5/1/2052	1,628	1,546
Pool # BV2531, 3.00%, 6/1/2052	22,531	20,016
Pool # BV5631, 3.00%, 6/1/2052	6,360	5,699
Pool # CB4124, 4.00%, 6/1/2052	2,087	1,983
Pool # CB4608, 4.00%, 9/1/2052	4,602	4,373
Pool # BW8524, 5.00%, 9/1/2052	1,847	1,839
Pool # BW9985, 5.00%, 9/1/2052	3,669	3,647
Pool # BV6789, 4.00%, 10/1/2052	1,327	1,260
Pool # BX0091, 5.00%, 10/1/2052	1,856	1,847
Pool # BV6794, 5.00%, 11/1/2052	1,658	1,660
Pool # CB5896, 5.00%, 3/1/2053	2,513	2,503
Pool # BY4714, 5.00%, 6/1/2053	5,725	5,684
Pool # BY7027, 5.00%, 8/1/2053	4,930	4,895
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	16	16
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	27	27
Pool # 931717, 6.50%, 8/1/2039	151	155
FNMA, Other
Pool # 470300, 3.64%, 1/1/2025	822	815
Pool # AM4991, 3.97%, 12/1/2025	1,532	1,518
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,695	1,676
Pool # 468645, 4.54%, 7/1/2026	2,285	2,291
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM7223, 3.11%, 12/1/2026	3,097	3,022
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,952
Pool # AM8803, 2.78%, 6/1/2027	4,428	4,271
Pool # AM8987, 2.79%, 6/1/2027	1,632	1,572
Pool # BL9574, 1.00%, 12/1/2027	3,884	3,521
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,953
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,961
Pool # BZ1715, 4.48%, 10/1/2029 (g)	2,325	2,352
Pool # BL4364, 2.24%, 11/1/2029	5,292	4,843
Pool # BL4333, 2.52%, 11/1/2029	5,778	5,354
Pool # AM7785, 3.17%, 2/1/2030	2,637	2,517
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,938
Pool # AM8544, 3.08%, 4/1/2030	7,034	6,674
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,471
Pool # AM8700, 2.93%, 6/1/2030	1,836	1,728
Pool # AM9020, 2.97%, 6/1/2030	3,535	3,330
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,143
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,174
Pool # BL9251, 1.45%, 10/1/2030	4,368	3,750
Pool # BZ1791, 4.61%, 8/1/2031 ‡ (g)	4,443	4,468
Pool # BL4315, 2.39%, 9/1/2031	4,319	3,873
Pool # BS5153, 2.53%, 9/1/2031	971	868
Pool # BS5071, 2.63%, 9/1/2031	2,994	2,681
Pool # BS3637, 1.73%, 11/1/2031	3,880	3,312
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,169
Pool # BS8294, 4.44%, 1/1/2032	2,470	2,479
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,932
Pool # BM7037, 1.75%, 3/1/2032 (f)	6,742	5,705
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,384
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,324
Pool # BS5760, 2.43%, 5/1/2032	2,869	2,550
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,807
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,110
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,888
Pool # BS6597, 3.67%, 9/1/2032	820	779
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,694
Pool # BS6505, 3.54%, 10/1/2032	3,389	3,210
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,374
Pool # BS6759, 3.97%, 10/1/2032	4,859	4,752
Pool # AP9632, 4.00%, 10/1/2032	113	111
Pool # AP9762, 4.00%, 10/1/2032	68	67
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,052
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,093
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,346
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,747
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AQ7084, 3.50%, 12/1/2032	248	241
Pool # AT2703, 3.50%, 5/1/2033	555	536
Pool # AT2954, 3.50%, 5/1/2033	349	339
Pool # AT4180, 3.50%, 5/1/2033	324	315
Pool # AT4939, 3.50%, 5/1/2033	309	300
Pool # BS8470, 4.52%, 6/1/2033	1,972	1,983
Pool # BS9351, 4.70%, 9/1/2033	3,907	3,972
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,339
Pool # 754922, 5.50%, 9/1/2033	27	28
Pool # 762520, 4.00%, 11/1/2033	137	134
Pool # BS4198, 2.16%, 12/1/2033	8,887	7,540
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,743
Pool # BL3756, 2.92%, 9/1/2034	2,525	2,249
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,392
Pool # AM8922, 3.03%, 6/1/2035	2,175	2,047
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,314
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,929
Pool # 849215, 6.50%, 1/1/2036	17	17
Pool # 872740, 6.50%, 6/1/2036	33	34
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS4368, 2.29%, 1/1/2037	5,063	4,179
Pool # 888796, 6.00%, 9/1/2037	43	44
Pool # AO7225, 4.00%, 7/1/2042	232	226
Pool # AO9352, 4.00%, 7/1/2042	336	327
Pool # MA1125, 4.00%, 7/1/2042	298	289
Pool # AR1397, 3.00%, 1/1/2043	693	639
Pool # MA1711, 4.50%, 12/1/2043	1,164	1,155
Pool # MA1828, 4.50%, 3/1/2044	875	868
Pool # BF0558, 5.00%, 12/1/2049	3,431	3,469
Pool # BF0091, 3.50%, 5/1/2056	901	827
Pool # BF0101, 3.50%, 6/1/2056	2,958	2,720
Pool # BF0300, 4.00%, 8/1/2058	8,172	7,833
Pool # BF0464, 3.50%, 3/1/2060	2,453	2,239
Pool # BF0546, 2.50%, 7/1/2061	3,516	2,924
Pool # BF0560, 2.50%, 9/1/2061	4,384	3,674
Pool # BF0590, 2.50%, 12/1/2061	7,201	5,903
Pool # BF0579, 3.00%, 12/1/2061	6,035	5,231
Pool # BF0583, 4.00%, 12/1/2061	4,076	3,821
Pool # BF0759, 2.50%, 5/1/2062	5,928	4,870
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2054 (g)	22,840	19,475
TBA, 3.00%, 9/25/2054 (g)	7,018	6,225
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	14	14
Pool # 486537, 7.50%, 9/15/2028	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 591882, 6.50%, 7/15/2032	10	10
Pool # 607645, 6.50%, 2/15/2033	21	21
Pool # 607724, 7.00%, 2/15/2033	25	26
Pool # 604209, 6.50%, 4/15/2033	28	30
Pool # 781614, 7.00%, 6/15/2033	32	34
Pool # BM2141, 5.00%, 7/15/2049	464	472
Pool # CO1916, 5.00%, 9/15/2052	2,904	3,005
GNMA II
Pool # CE5524, ARM, 6.90%, 8/20/2071 (f)	2,659	2,766
Pool # CH7776, ARM, 6.69%, 10/20/2071 (f)	3,100	3,196
Pool # CE5546, ARM, 6.84%, 10/20/2071 (f)	5,033	5,215
Pool # CK7234, ARM, 6.67%, 2/20/2072 (f)	2,467	2,540
Pool # CK2783, ARM, 6.81%, 2/20/2072 (f)	4,951	5,134
Pool # CK2799, ARM, 6.81%, 3/20/2072 (f)	4,019	4,172
Pool # CK2810, ARM, 6.79%, 4/20/2072 (f)	4,827	5,009
Pool # CP1819, ARM, 6.94%, 7/20/2072 (f)	3,776	3,955
Pool # CG5357, ARM, 6.80%, 8/20/2072 (f)	1,778	1,842
Pool # CP4923, ARM, 7.01%, 8/20/2072 (f)	5,536	5,792
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	4	4
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	42	41
Pool # 4245, 6.00%, 9/20/2038	312	335
Pool # AK8806, 4.25%, 3/20/2045	847	826
Pool # BM2118, 4.50%, 6/20/2049	147	144
Pool # BO0535, 4.00%, 7/20/2049	1,124	1,070
Pool # BO8227, 5.00%, 7/20/2049	859	880
Pool # BO8229, 5.00%, 7/20/2049	566	582
Pool # BM9734, 4.00%, 10/20/2049	1,359	1,313
Pool # BQ4115, 3.00%, 3/20/2050	2,907	2,631
Pool # 785294, 3.50%, 1/20/2051	3,358	3,085
Pool # CB1543, 3.00%, 2/20/2051	2,296	2,078
Pool # CK2698, 3.00%, 2/20/2052	1,228	1,111
Pool # CK2716, 3.50%, 2/20/2052	3,844	3,531
Pool # CM2161, 3.00%, 3/20/2052	2,378	2,151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CM2213, 3.00%, 3/20/2052	432	391
Pool # CN2859, 4.50%, 6/20/2052	3,822	3,743
Pool # CO4824, 5.00%, 6/20/2052	1,406	1,422
Pool # CO4865, 5.00%, 7/20/2052	1,832	1,834
Pool # MA8200, 4.00%, 8/20/2052	8,571	8,192
Pool # CO8413, 4.50%, 9/20/2052	4,852	4,751
Pool # CT7445, 6.00%, 4/20/2053	1,475	1,504
Total Mortgage-Backed Securities (Cost $607,272)		595,867
Asset-Backed Securities — 13.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.26%, 12/26/2044 (b) (f)	396	385
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	2,874	1,408
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	420	414
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	166	159
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	340	315
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	482	446
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	143	133
Series 2019-1, Class A, 3.50%, 2/15/2032	2,268	2,013
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,439	2,423
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	498
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,378
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,488	3,445
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,270
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,405
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,826
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	767
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,494
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,135
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	2,178	2,185
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bedrock Abs I LLC 7.95%, 12/27/2037 ‡	2,423	2,494
BG Beta Ltd. (Cayman Islands) 7.12%, 7/16/2054 ‡	2,800	2,800
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,927
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	4,107
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,256
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	373	356
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	601	565
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	562	517
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	1,389	1,389
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	790	732
Carvana Auto Receivables Trust Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	1,100	1,115
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	1,360	1,334
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (e)	204	200
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	866
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	4,106
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,832
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,736
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,096
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,276
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,296
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	2,500	2,551
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,845	3,910
6.95%, 2/15/2034	6,000	6,016
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,132
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,596
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	651	665
Series 2013, 4.70%, 1/10/2036 (b)	515	479
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.29%, 10/25/2034 (f)	35	35
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,546
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	201	193
Series 2020-1, Class AA, 2.00%, 6/10/2028	265	246
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,002	1,993
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	3,514	3,502
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	1,483	1,522
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,634
Energy Assets 8.11%, 8/25/2044 ‡	1,100	1,100
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,888
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,402
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,751
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,539
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,384
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,766
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	3,943
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	3,108
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	5,950	5,936
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,948
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	3,500	3,500
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	22	19
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,359
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,543
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,085	2,112
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,506
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,198	1,051
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	2,864	2,859
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	251	234
Granite Park FX Notes Issuer LLC Series 2024-1A, Class A, 6.82%, 1/15/2031 ‡	1,872	1,923
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,418
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	648	596
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	259	239
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	661	624
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.95%, 4/20/2037 (b) (f)	1,500	1,499
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	3,915	3,975
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2029 (b) (g)	3,525	3,274
Jonah 7.80%, 11/10/2037 ‡ (b)	2,420	2,404
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,813	1,829
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.88%, 8/25/2038 (b) (f)	871	15
Series 2013-2, Class A, IO, 1.64%, 3/25/2039 (b) (f)	813	25
Series 2015-2, Class A, IO, 3.05%, 7/25/2041 (b) (f)	451	46
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,698
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	4,821
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,995
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	1,752	1,748
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,071
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,279
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	295	296
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,232
MNR ABS Issuer I LLC 8.95%, 12/15/2038 ‡	1,857	1,913
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	824	794
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	189	184
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	625	609
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	2,401	2,294
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,093	1,032
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,807
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	1,067	1,050
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,015
Pendoor Proper 0.00%, 2/15/2025 ‡ (b)	4,150	4,036
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.60%, 5/25/2027 (b) (f)	3,450	3,501
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,237
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,050
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	1,068	1,069
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (e)	2,956	2,929
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	4,520	4,490
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 ‡ (b) (e)	4,000	3,797
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,840
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	1,892	1,719
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,246
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,636
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	71
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	326	306
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	4,512	4,548
RT Fin LLC 7.85%, 10/15/2043 ‡	2,487	2,550
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3, 4.14%, 2/16/2027	867	866
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,722
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,867
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,555
SART Series 2018-1, 4.76%, 6/15/2025 ‡	40	40
SCF Equipment Leasing LLC
Series 2022-1A, Class A3, 2.92%, 7/20/2029 (b)	366	362
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,358
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,806
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	4,113
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	141	119
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	258	230
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	3,565	3,658
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,794
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	665	652
Series 2018-1, Class B, 4.60%, 3/1/2026	366	360
Series 2016-1, Class A, 3.45%, 7/7/2028	495	457
Series 2018-1, Class AA, 3.50%, 3/1/2030	533	497
Series 2018-1, Class A, 3.70%, 3/1/2030	1,203	1,098
Series 2019-1, Class AA, 4.15%, 8/25/2031	762	725
Series 2019-1, Class A, 4.55%, 8/25/2031	682	628
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,062	941
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,485	1,528
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,716	1,753
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	246	247
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (b)	4,700	1,611
vMobo, Inc. 7.46%, 7/18/2027 ‡	5,999	5,712
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (e)	1,082	1,083
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (e)	1,997	1,999
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (e)	1,501	1,501
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (e)	1,126	1,128
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (e)	1,385	1,402
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,919
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,453
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,702
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,135
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,007
Total Asset-Backed Securities (Cost $345,297)		340,825
Collateralized Mortgage Obligations — 5.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,206	2,261
Series 2005-1CB, Class 1A6, IF, IO, 1.71%, 3/25/2035 (f)	294	22
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (f)	2,553	190
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (f)	951	43
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	866	745
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	47	19
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (f)	1,912	117
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (f)	1,360	82
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	540	419
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (f)	385	34
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	249	220
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	847	438
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	4,000	4,097
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	225	194
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	54	39
Series 2004-2, Class 30, PO, 9/20/2034	63	48
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	128	112
Series 2005-7, Class 30, PO, 11/25/2035	53	56
Series 2005-8, Class 30, PO, 1/25/2036	32	21
Series 2006-A, Class 3A2, 4.95%, 2/20/2036 (f)	81	73
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.59%, 2/25/2034 (f)	21	21
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 7.05%, 10/25/2033 (f)	9	9
Series 2004-1, Class 12A1, 5.19%, 4/25/2034 (f)	121	108
Series 2004-2, Class 14A, 4.56%, 5/25/2034 (f)	18	16
Series 2006-1, Class A1, 7.66%, 2/25/2036 (f)	238	225
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 5.49%, 5/20/2034 (f)	25	24
Series 2004-HYB3, Class 2A, 4.56%, 6/20/2034 (f)	90	82
Series 2004-7, Class 2A1, 5.58%, 6/25/2034 (f)	74	67
Series 2004-HYB6, Class A3, 5.60%, 11/20/2034 (f)	103	99
Series 2005-16, Class A23, 5.50%, 9/25/2035	183	117
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (f)	604	494
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	26	16
Series 2005-8, Class A, PO, 11/25/2035	47	29
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (f)	10	10
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (f)	10	9
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	161	156
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	5	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	10	10
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (f)	139	116
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	78	78
Series 2005-5, Class 1A2, 4.74%, 8/25/2035 (f)	143	117
Credit One, 6.47%, 2/25/2029 ‡	4,000	3,985
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (f)	154	155
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	31	30
Series 2003-25, Class 1P, PO, 10/25/2033	72	54
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	386	390
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	814	822
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (f)	4,284	4,286
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,819	2,737
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,349	2,120
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,409
Series 2020-1, Class MA, 2.50%, 8/25/2059	5,229	4,834
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,122	2,767
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,581	3,891
Series 2024-1, Class MT, 3.00%, 11/25/2063	2,134	1,805
FHLMC, REMIC
Series 3720, Class A, 4.50%, 9/15/2025	4	4
Series 3131, Class BK, 5.50%, 3/15/2026	25	25
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	2	2
Series 1899, Class ZE, 8.00%, 9/15/2026	10	10
Series 3229, Class HE, 5.00%, 10/15/2026	25	25
Series 1963, Class Z, 7.50%, 1/15/2027	7	8
Series 1935, Class FL, 6.17%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	8	8
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	7	7
Series 2019, Class Z, 6.50%, 12/15/2027	13	13
Series 2038, Class PN, IO, 7.00%, 3/15/2028	10	1
Series 2040, Class PE, 7.50%, 3/15/2028	18	18
Series 4251, Class KW, 2.50%, 4/15/2028	1,244	1,206
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2043, Class CJ, 6.50%, 4/15/2028	3	3
Series 2054, Class PV, 7.50%, 5/15/2028	14	14
Series 2075, Class PM, 6.25%, 8/15/2028	38	38
Series 2075, Class PH, 6.50%, 8/15/2028	33	34
Series 2086, Class GB, 6.00%, 9/15/2028	5	5
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	16	1
Series 2095, Class PE, 6.00%, 11/15/2028	42	43
Series 2125, Class JZ, 6.00%, 2/15/2029	16	17
Series 2136, Class PG, 6.00%, 3/15/2029	17	18
Series 2132, Class SB, IF, 6.87%, 3/15/2029 (f)	3	4
Series 2141, IO, 7.00%, 4/15/2029	4	—
Series 2169, Class TB, 7.00%, 6/15/2029	52	54
Series 2163, Class PC, IO, 7.50%, 6/15/2029	5	—
Series 2172, Class QC, 7.00%, 7/15/2029	43	45
Series 2176, Class OJ, 7.00%, 8/15/2029	33	33
Series 2201, Class C, 8.00%, 11/15/2029	10	11
Series 2209, Class TC, 8.00%, 1/15/2030	15	16
Series 2210, Class Z, 8.00%, 1/15/2030	36	38
Series 2224, Class CB, 8.00%, 3/15/2030	8	8
Series 2230, Class Z, 8.00%, 4/15/2030	18	19
Series 2234, Class PZ, 7.50%, 5/15/2030	17	18
Series 2247, Class Z, 7.50%, 8/15/2030	18	18
Series 2256, Class MC, 7.25%, 9/15/2030	15	16
Series 2259, Class ZM, 7.00%, 10/15/2030	33	34
Series 2262, Class Z, 7.50%, 10/15/2030	4	5
Series 2271, Class PC, 7.25%, 12/15/2030	32	34
Series 2296, Class PD, 7.00%, 3/15/2031	26	27
Series 2313, Class LA, 6.50%, 5/15/2031	11	11
Series 2325, Class PM, 7.00%, 6/15/2031	20	21
Series 2359, Class ZB, 8.50%, 6/15/2031	56	60
Series 2344, Class ZD, 6.50%, 8/15/2031	195	204
Series 2344, Class ZJ, 6.50%, 8/15/2031	22	23
Series 2345, Class NE, 6.50%, 8/15/2031	19	20
Series 2351, Class PZ, 6.50%, 8/15/2031	14	15
Series 2353, Class AZ, 6.00%, 9/15/2031	102	105
Series 2367, Class ME, 6.50%, 10/15/2031	41	43
Series 2396, Class FM, 5.92%, 12/15/2031 (f)	30	29
Series 2399, Class OH, 6.50%, 1/15/2032	45	46
Series 2399, Class TH, 6.50%, 1/15/2032	52	55
Series 2464, Class SI, IF, IO, 2.53%, 2/15/2032 (f)	100	8
Series 2410, Class QX, IF, IO, 3.18%, 2/15/2032 (f)	18	1
Series 2412, Class SP, IF, 5.16%, 2/15/2032 (f)	43	47
Series 2410, Class QS, IF, 5.28%, 2/15/2032 (f)	41	47
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2410, Class NG, 6.50%, 2/15/2032	48	50
Series 2420, Class XK, 6.50%, 2/15/2032	79	83
Series 2444, Class ES, IF, IO, 2.48%, 3/15/2032 (f)	36	3
Series 2450, Class SW, IF, IO, 2.53%, 3/15/2032 (f)	29	3
Series 2430, Class WF, 6.50%, 3/15/2032	99	104
Series 2423, Class MC, 7.00%, 3/15/2032	53	56
Series 2423, Class MT, 7.00%, 3/15/2032	46	49
Series 2435, Class CJ, 6.50%, 4/15/2032	61	64
Series 2434, Class TC, 7.00%, 4/15/2032	53	56
Series 2436, Class MC, 7.00%, 4/15/2032	26	26
Series 2455, Class GK, 6.50%, 5/15/2032	118	124
Series 2450, Class GZ, 7.00%, 5/15/2032	37	39
Series 2462, Class JG, 6.50%, 6/15/2032	55	58
Series 2466, Class PH, 6.50%, 6/15/2032	91	95
Series 2474, Class NR, 6.50%, 7/15/2032	52	54
Series 2484, Class LZ, 6.50%, 7/15/2032	59	62
Series 2500, Class MC, 6.00%, 9/15/2032	55	57
Series 2835, Class QO, PO, 12/15/2032	8	7
Series 2543, Class YX, 6.00%, 12/15/2032	106	111
Series 2544, Class HC, 6.00%, 12/15/2032	86	90
Series 2552, Class ME, 6.00%, 1/15/2033	133	138
Series 2567, Class QD, 6.00%, 2/15/2033	135	141
Series 2575, Class ME, 6.00%, 2/15/2033	335	349
Series 2596, Class QG, 6.00%, 3/15/2033	76	79
Series 2586, Class WI, IO, 6.50%, 3/15/2033	34	5
Series 2692, Class SC, IF, 2.35%, 7/15/2033 (f)	25	26
Series 4240, Class B, 3.00%, 8/15/2033	2,365	2,281
Series 3920, Class LP, 5.00%, 1/15/2034	303	309
Series 2744, Class PE, 5.50%, 2/15/2034	2	1
Series 3611, PO, 7/15/2034	20	18
Series 2990, Class UZ, 5.75%, 6/15/2035	805	842
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,242
Series 3014, Class OD, PO, 8/15/2035	21	18
Series 3085, Class WF, 6.27%, 8/15/2035 (f)	52	52
Series 3047, Class OD, 5.50%, 10/15/2035	243	248
Series 3074, Class BH, 5.00%, 11/15/2035	69	69
Series 3064, Class MC, 5.50%, 11/15/2035	2,707	2,831
Series 3102, Class HS, IF, 4.52%, 1/15/2036 (f)	9	10
Series 3102, Class FB, 5.77%, 1/15/2036 (f)	22	22
Series 3117, Class EO, PO, 2/15/2036	123	107
Series 3117, Class OK, PO, 2/15/2036	75	65
Series 3134, PO, 3/15/2036	19	16
Series 3152, Class MO, PO, 3/15/2036	101	88
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3122, Class ZB, 6.00%, 3/15/2036	32	35
Series 3138, PO, 4/15/2036	93	80
Series 3607, Class BO, PO, 4/15/2036	43	38
Series 3219, Class DI, IO, 6.00%, 4/15/2036	67	11
Series 3819, Class ZQ, 6.00%, 4/15/2036	409	432
Series 3149, Class SO, PO, 5/15/2036	18	15
Series 3233, Class OP, PO, 5/15/2036	28	24
Series 3171, Class MO, PO, 6/15/2036	12	11
Series 3179, Class OA, PO, 7/15/2036	81	69
Series 3194, Class SA, IF, IO, 1.63%, 7/15/2036 (f)	18	2
Series 3211, Class SO, PO, 9/15/2036	97	85
Series 3218, Class AO, PO, 9/15/2036	47	38
Series 3232, Class ST, IF, IO, 1.23%, 10/15/2036 (f)	124	10
Series 3256, PO, 12/15/2036	61	51
Series 3261, Class OA, PO, 1/15/2037	71	60
Series 3260, Class CS, IF, IO, 0.67%, 1/15/2037 (f)	122	12
Series 3274, Class JO, PO, 2/15/2037	20	17
Series 3275, Class FL, 5.91%, 2/15/2037 (f)	18	18
Series 3290, Class SB, IF, IO, 0.98%, 3/15/2037 (f)	187	15
Series 3318, Class AO, PO, 5/15/2037	3	3
Series 3607, PO, 5/15/2037	92	76
Series 3315, Class HZ, 6.00%, 5/15/2037	73	77
Series 3326, Class JO, PO, 6/15/2037	5	5
Series 3331, PO, 6/15/2037	65	56
Series 3607, Class OP, PO, 7/15/2037	212	178
Series 4048, Class FJ, 5.85%, 7/15/2037 (f)	220	216
Series 3385, Class SN, IF, IO, 0.53%, 11/15/2037 (f)	25	2
Series 3387, Class SA, IF, IO, 0.95%, 11/15/2037 (f)	109	9
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	562	5
Series 3404, Class SC, IF, IO, 0.53%, 1/15/2038 (f)	158	15
Series 3424, Class PI, IF, IO, 1.33%, 4/15/2038 (f)	133	15
Series 3481, Class SJ, IF, IO, 0.38%, 8/15/2038 (f)	153	15
Series 3511, Class SA, IF, IO, 0.53%, 2/15/2039 (f)	113	10
Series 3549, Class FA, 6.67%, 7/15/2039 (f)	8	8
Series 3621, Class BO, PO, 1/15/2040	65	56
Series 3747, Class PY, 4.00%, 10/15/2040	598	588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3925, Class FL, 5.92%, 1/15/2041 (f)	36	36
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	64	62
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	200	203
Series 3957, Class B, 4.00%, 11/15/2041	73	71
Series 3966, Class NA, 4.00%, 12/15/2041	188	185
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,056
Series 4928, Class PB, 2.50%, 9/25/2048	393	355
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	144	25
Series 233, Class 13, IO, 5.00%, 9/15/2035	206	32
Series 299, Class 300, 3.00%, 1/15/2043	1,032	953
Series 310, PO, 9/15/2043	531	409
Series 323, Class 300, 3.00%, 1/15/2044	767	712
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.34%, 7/25/2032 (f)	179	167
Series T-76, Class 2A, 2.36%, 10/25/2037 (f)	434	429
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	152	163
Series T-54, Class 2A, 6.50%, 2/25/2043	783	806
Series T-54, Class 3A, 7.00%, 2/25/2043	216	230
Series T-58, Class A, PO, 9/25/2043	57	40
Series T-59, Class 1AP, PO, 10/25/2043	130	70
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.94%, 10/25/2034 (f)	65	63
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	325	158
Series 2007-FA4, Class 1A2, IF, IO, 0.26%, 8/25/2037 (f)	815	77
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	50	52
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	79	82
Series 2004-W15, Class 2AF, 5.71%, 8/25/2044 (f)	117	115
Series 2005-W3, Class 2AF, 5.68%, 3/25/2045 (f)	328	325
Series 2006-W2, Class 1AF1, 5.68%, 2/25/2046 (f)	107	105
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,815	4,624
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	320	340
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	187	193
FNMA, REMIC
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series G95-1, Class C, 8.80%, 1/25/2025	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-29, Class J, 7.50%, 4/20/2027	3	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	17	17
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	9	9
Series 1999-18, Class Z, 5.50%, 4/18/2029	8	8
Series 1999-17, Class C, 6.35%, 4/25/2029	7	7
Series 1999-62, Class PB, 7.50%, 12/18/2029	10	10
Series 2000-2, Class ZE, 7.50%, 2/25/2030	31	32
Series 2000-20, Class SA, IF, IO, 3.64%, 7/25/2030 (f)	2	—
Series 2000-52, IO, 8.50%, 1/25/2031	5	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	4	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	609	598
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	41	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	33	34
Series 2001-36, Class DE, 7.00%, 8/25/2031	36	38
Series 2001-49, Class Z, 6.50%, 9/25/2031	12	13
Series 2001-44, Class MY, 7.00%, 9/25/2031	90	95
Series 2001-44, Class PD, 7.00%, 9/25/2031	10	10
Series 2001-44, Class PU, 7.00%, 9/25/2031	14	15
Series 2001-52, Class KB, 6.50%, 10/25/2031	13	14
Series 2003-52, Class SX, IF, 6.56%, 10/25/2031 (f)	20	22
Series 2001-61, Class Z, 7.00%, 11/25/2031	131	136
Series 2001-72, Class SX, IF, 4.74%, 12/25/2031 (f)	2	2
Series 2002-1, Class SA, IF, 7.43%, 2/25/2032 (f)	7	8
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	77	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	3
Series 2002-21, Class PE, 6.50%, 4/25/2032	33	35
Series 2002-28, Class PK, 6.50%, 5/25/2032	84	88
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,067	1,995
Series 2002-37, Class Z, 6.50%, 6/25/2032	24	25
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	74	6
Series 2002-48, Class GH, 6.50%, 8/25/2032	118	123
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	15	16
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-59, Class BG, PO, 12/25/2032	46	40
Series 2002-77, Class S, IF, 4.47%, 12/25/2032 (f)	20	22
Series 2003-22, Class UD, 4.00%, 4/25/2033	446	438
Series 2003-35, Class UC, 3.75%, 5/25/2033	2	2
Series 2003-42, Class GB, 4.00%, 5/25/2033	40	39
Series 2003-34, Class AX, 6.00%, 5/25/2033	82	85
Series 2003-34, Class ED, 6.00%, 5/25/2033	355	370
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	16	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	131	20
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	256	19
Series 2003-47, Class PE, 5.75%, 6/25/2033	79	82
Series 2003-64, Class SX, IF, 0.09%, 7/25/2033 (f)	18	18
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 0.18%, 8/25/2033 (f)	171	161
Series 2003-74, Class SH, IF, 0.34%, 8/25/2033 (f)	40	39
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	149	19
Series 2003-91, Class SD, IF, 3.39%, 9/25/2033 (f)	28	29
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,151	2,072
Series 2013-101, Class E, 3.00%, 10/25/2033	1,978	1,905
Series 2013-108, Class GU, 3.00%, 10/25/2033	2,496	2,400
Series 2003-116, Class SB, IF, IO, 2.14%, 11/25/2033 (f)	175	15
Series 2006-44, Class P, PO, 12/25/2033	360	310
Series 2003-130, Class SX, IF, 3.33%, 1/25/2034 (f)	2	2
Series 2004-25, Class SA, IF, 4.50%, 4/25/2034 (f)	64	70
Series 2004-46, Class SK, IF, 1.48%, 5/25/2034 (f)	111	113
Series 2004-46, Class QB, IF, 2.15%, 5/25/2034 (f)	67	73
Series 2004-36, Class SA, IF, 4.50%, 5/25/2034 (f)	162	185
Series 2004-51, Class SY, IF, 3.31%, 7/25/2034 (f)	33	33
Series 2005-74, Class CS, IF, 5.00%, 5/25/2035 (f)	9	9
Series 2005-56, Class S, IF, IO, 1.25%, 7/25/2035 (f)	173	16
Series 2005-66, Class SG, IF, 3.72%, 7/25/2035 (f)	57	60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-68, Class PG, 5.50%, 8/25/2035	146	150
Series 2005-84, Class XM, 5.75%, 10/25/2035	335	344
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,415	1,478
Series 2005-109, Class PC, 6.00%, 12/25/2035	93	94
Series 2006-16, Class OA, PO, 3/25/2036	53	46
Series 2006-22, Class AO, PO, 4/25/2036	96	84
Series 2006-23, Class KO, PO, 4/25/2036	14	12
Series 2006-44, Class GO, PO, 6/25/2036	143	125
Series 2006-53, Class US, IF, IO, 1.12%, 6/25/2036 (f)	210	22
Series 2006-56, PO, 7/25/2036	107	93
Series 2006-58, PO, 7/25/2036	63	55
Series 2006-58, Class AP, PO, 7/25/2036	129	112
Series 2006-65, Class QO, PO, 7/25/2036	96	82
Series 2006-56, Class FC, 5.75%, 7/25/2036 (f)	188	187
Series 2006-58, Class FL, 5.92%, 7/25/2036 (f)	16	16
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,381	2,514
Series 2006-72, Class TO, PO, 8/25/2036	16	14
Series 2006-79, Class DO, PO, 8/25/2036	78	66
Series 2007-7, Class SG, IF, IO, 1.04%, 8/25/2036 (f)	785	100
Series 2006-77, Class PC, 6.50%, 8/25/2036	167	172
Series 2006-90, Class AO, PO, 9/25/2036	41	36
Series 2008-42, Class AO, PO, 9/25/2036	31	27
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	386	71
Series 2006-109, PO, 11/25/2036	35	30
Series 2006-110, PO, 11/25/2036	169	145
Series 2006-111, Class EO, PO, 11/25/2036	22	19
Series 2006-124, Class HB, 5.95%, 11/25/2036 (f)	320	340
Series 2006-119, PO, 12/25/2036	24	21
Series 2006-118, Class A2, 5.52%, 12/25/2036 (f)	99	97
Series 2009-70, Class CO, PO, 1/25/2037	167	140
Series 2006-128, Class BP, 5.50%, 1/25/2037	22	22
Series 2007-14, Class ES, IF, IO, 0.98%, 3/25/2037 (f)	265	27
Series 2007-77, Class FG, 5.96%, 3/25/2037 (f)	27	27
Series 2007-16, Class FC, 6.21%, 3/25/2037 (f)	36	36
Series 2007-42, Class AO, PO, 5/25/2037	6	5
Series 2007-48, PO, 5/25/2037	40	35
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-60, Class AX, IF, IO, 1.69%, 7/25/2037 (f)	750	105
Series 2007-81, Class GE, 6.00%, 8/25/2037	83	88
Series 2007-88, Class VI, IF, IO, 1.08%, 9/25/2037 (f)	542	58
Series 2007-91, Class ES, IF, IO, 1.00%, 10/25/2037 (f)	404	41
Series 2007-116, Class HI, IO, 0.74%, 1/25/2038 (f)	220	12
Series 2008-1, Class BI, IF, IO, 0.45%, 2/25/2038 (f)	122	11
Series 2008-16, Class IS, IF, IO, 0.74%, 3/25/2038 (f)	51	4
Series 2008-10, Class XI, IF, IO, 0.77%, 3/25/2038 (f)	128	11
Series 2008-27, Class SN, IF, IO, 1.44%, 4/25/2038 (f)	59	7
Series 2008-44, PO, 5/25/2038	5	4
Series 2008-53, Class CI, IF, IO, 1.74%, 7/25/2038 (f)	63	6
Series 2008-80, Class SA, IF, IO, 0.39%, 9/25/2038 (f)	169	15
Series 2008-81, Class SB, IF, IO, 0.39%, 9/25/2038 (f)	250	16
Series 2009-6, Class GS, IF, IO, 1.09%, 2/25/2039 (f)	165	16
Series 2009-60, Class HT, 6.00%, 8/25/2039	156	165
Series 2009-99, Class SC, IF, IO, 0.72%, 12/25/2039 (f)	43	4
Series 2009-103, Class MB, 6.92%, 12/25/2039 (f)	70	71
Series 2010-49, Class SC, IF, 1.73%, 3/25/2040 (f)	115	110
Series 2010-64, Class DM, 5.00%, 6/25/2040	49	50
Series 2010-71, Class HJ, 5.50%, 7/25/2040	110	116
Series 2010-147, Class SA, IF, IO, 1.07%, 1/25/2041 (f)	538	81
Series 2011-30, Class LS, IO, 0.64%, 4/25/2041 (f)	185	9
Series 2011-75, Class FA, 6.01%, 8/25/2041 (f)	34	34
Series 2011-118, Class MT, 7.00%, 11/25/2041	142	151
Series 2011-130, Class CA, 6.00%, 12/25/2041	375	394
Series 2013-81, Class TA, 3.00%, 2/25/2043	560	544
Series 2013-92, PO, 9/25/2043	453	347
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,552
Series 2013-101, Class DO, PO, 10/25/2043	769	586
Series 2013-128, PO, 12/25/2043	814	629
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	87	91
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 6.40%, 7/25/2037 (f)	5	6
Series 2003-W4, Class 2A, 5.31%, 10/25/2042 (f)	27	27
Series 2003-W1, Class 1A1, 4.77%, 12/25/2042 (f)	234	234
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (f)	103	104
Series 2009-W1, Class A, 6.00%, 12/25/2049	165	171
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.57%, 6/27/2036 (f)	160	160
Series 2007-54, Class FA, 5.86%, 6/25/2037 (f)	93	92
Series 2007-106, Class A7, 6.02%, 10/25/2037 (f)	51	54
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	15	13
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	23	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	78	9
Series 355, Class 11, IO, 6.00%, 7/25/2034	69	9
Series 365, Class 8, IO, 5.50%, 5/25/2036	104	20
Series 374, Class 5, IO, 5.50%, 8/25/2036	54	9
Series 393, Class 6, IO, 5.50%, 4/25/2037	19	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	26	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	68	13
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (f)	203	196
GNMA
Series 2001-35, Class SA, IF, IO, 2.80%, 8/16/2031 (f)	30	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	169	168
Series 2003-58, Class BE, 6.50%, 1/20/2033	226	226
Series 2003-12, Class SP, IF, IO, 2.25%, 2/20/2033 (f)	54	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	176	175
Series 2003-52, Class AP, PO, 6/16/2033	45	39
Series 2003-112, Class SA, IF, IO, 1.10%, 12/16/2033 (f)	192	1
Series 2004-28, Class S, IF, 4.67%, 4/16/2034 (f)	77	83
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (f)	253	15
Series 2005-68, Class DP, IF, 3.29%, 6/17/2035 (f)	20	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2010-14, Class CO, PO, 8/20/2035	87	78
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	397	45
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (f)	577	52
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	84	8
Series 2006-16, Class OP, PO, 3/20/2036	40	36
Series 2006-38, Class ZK, 6.50%, 8/20/2036	471	470
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (f)	139	9
Series 2006-65, Class SA, IF, IO, 1.35%, 11/20/2036 (f)	202	—
Series 2011-22, Class WA, 5.84%, 2/20/2037 (f)	192	198
Series 2007-57, PO, 3/20/2037	4	4
Series 2007-17, Class JO, PO, 4/16/2037	39	34
Series 2007-17, Class JI, IF, IO, 1.36%, 4/16/2037 (f)	366	34
Series 2007-19, Class SD, IF, IO, 0.75%, 4/20/2037 (f)	192	5
Series 2007-28, Class BO, PO, 5/20/2037	40	36
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (f)	159	6
Series 2007-27, Class SA, IF, IO, 0.75%, 5/20/2037 (f)	172	7
Series 2007-36, Class SE, IF, IO, 1.02%, 6/16/2037 (f)	98	3
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,430	1,485
Series 2007-40, Class SB, IF, IO, 1.30%, 7/20/2037 (f)	357	18
Series 2007-42, Class SB, IF, IO, 1.30%, 7/20/2037 (f)	211	10
Series 2007-53, Class SW, IF, 3.85%, 9/20/2037 (f)	18	19
Series 2009-79, Class OK, PO, 11/16/2037	58	50
Series 2007-73, Class MI, IF, IO, 0.55%, 11/20/2037 (f)	117	2
Series 2007-76, Class SA, IF, IO, 1.08%, 11/20/2037 (f)	231	6
Series 2007-72, Class US, IF, IO, 1.10%, 11/20/2037 (f)	112	2
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (f)	103	3
Series 2008-2, Class NS, IF, IO, 1.09%, 1/16/2038 (f)	214	11
Series 2008-2, Class MS, IF, IO, 1.71%, 1/16/2038 (f)	64	5
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-10, Class S, IF, IO, 0.38%, 2/20/2038 (f)	125	2
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (f)	170	—
Series 2008-40, Class SA, IF, IO, 0.95%, 5/16/2038 (f)	917	63
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (f)	96	3
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (f)	44	1
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (f)	81	3
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (f)	126	8
Series 2009-6, Class SA, IF, IO, 0.65%, 2/16/2039 (f)	115	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	260	10
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	114	9
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	112	11
Series 2009-22, Class SA, IF, IO, 0.82%, 4/20/2039 (f)	218	14
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	57	5
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	60	6
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (f)	108	4
Series 2009-72, Class SM, IF, IO, 0.80%, 8/16/2039 (f)	236	17
Series 2010-31, Class NO, PO, 3/20/2040	394	336
Series 2013-75, Class WA, 5.10%, 6/20/2040 (f)	528	539
Series 2010-130, Class CP, 7.00%, 10/16/2040	65	69
Series 2010-157, Class OP, PO, 12/20/2040	429	365
Series 2011-75, Class SM, IF, IO, 1.15%, 5/20/2041 (f)	297	19
Series 2014-188, Class W, 4.56%, 10/20/2041 (f)	223	224
Series 2012-141, Class WC, 3.72%, 1/20/2042 (f)	148	141
Series 2013-54, Class WA, 4.90%, 11/20/2042 (f)	902	920
Series 2013-91, Class WA, 4.43%, 4/20/2043 (f)	473	455
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,233
Series 2018-160, Class PA, 3.50%, 7/20/2046	826	810
Series 2022-9, Class P, 2.00%, 9/20/2051	6,027	5,315
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,362	1,217
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (f)	2	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-H03, Class FA, 5.59%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 6.15%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 5.86%, 2/20/2062 (f)	9	9
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 6.00%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 6.03%, 9/20/2062 (f)	2	2
Series 2012-H29, Class FA, 5.96%, 10/20/2062 (f)	96	96
Series 2012-H31, Class FD, 5.79%, 12/20/2062 (f)	277	276
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	1
Series 2013-H08, Class FC, 5.90%, 2/20/2063 (f)	196	195
Series 2013-H07, Class HA, 5.86%, 3/20/2063 (f)	201	200
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	9
Series 2013-H18, Class JA, 6.05%, 8/20/2063 (f)	320	320
Series 2014-H01, Class FD, 6.10%, 1/20/2064 (f)	121	121
Series 2024-57, Class PT, 4.50%, 4/20/2064	4,710	4,609
Series 2014-H09, Class TA, 6.05%, 4/20/2064 (f)	98	98
Series 2015-H15, Class FD, 5.89%, 6/20/2065 (f)	746	744
Series 2015-H15, Class FJ, 5.89%, 6/20/2065 (f)	1,612	1,609
Series 2015-H16, Class FG, 5.89%, 7/20/2065 (f)	1,189	1,186
Series 2015-H23, Class FB, 5.97%, 9/20/2065 (f)	1,122	1,120
Series 2015-H32, Class FH, 6.11%, 12/20/2065 (f)	858	858
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (f)	3,864	169
Series 2021-H14, Class CF, 6.75%, 9/20/2071 (f)	4,491	4,590
Grene Energy Senio, 11.00%, 1/25/2026 ‡	137	116
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	242	228
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	343	6
Series 2005-RP3, Class 1AF, 5.74%, 9/25/2035 (b) (f)	454	383
Series 2006-RP2, Class 1AS2, IF, IO, 0.54%, 4/25/2036 ‡ (b) (f)	1,350	83
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	72	74
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	36	37
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	50	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	242	238
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	653	292
Impac CMB Trust
Series 2004-7, Class 1A1, 6.13%, 11/25/2034 (f)	182	179
Series 2005-4, Class 2A1, 5.99%, 5/25/2035 (f)	51	47
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.09%, 5/25/2036 (f)	44	40
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.26%, 11/25/2033 (f)	59	57
Series 2006-A3, Class 6A1, 5.23%, 8/25/2034 (f)	17	17
Series 2006-A2, Class 4A1, 7.33%, 8/25/2034 (f)	84	85
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.77%, 4/25/2036 (f)	176	112
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	419	124
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.49%, 4/21/2034 (f)	58	56
Series 2004-4, Class 2A1, 5.71%, 5/25/2034 (f)	23	22
Series 2004-13, Class 3A7, 6.38%, 11/21/2034 (f)	136	129
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (f)	38	36
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	26
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	44	46
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	115	106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	76	78
Series 2004-6, Class 30, PO, 7/25/2034	86	67
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	145	142
Series 2004-7, Class 30, PO, 8/25/2034	46	32
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	4
Series 2004-1, Class 30, PO, 2/25/2034	6	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.74%, 5/25/2035 (b) (f)	1,065	534
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	43	32
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.01%, 10/25/2028 (f)	23	22
Series 2003-F, Class A1, 6.03%, 10/25/2028 (f)	138	130
Series 2004-A, Class A1, 5.85%, 4/25/2029 (f)	38	35
Series 2004-1, Class 2A1, 5.68%, 12/25/2034 (f)	66	62
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	131	117
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	4,330	4,389
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	21	21
RALI Trust
Series 2002-QS16, Class A3, IF, 5.35%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS9, Class A3, 2.16%, 5/25/2018 ‡ (f)	1	—
Series 2004-QA6, Class NB2, 4.47%, 12/26/2034 (f)	184	169
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 6.12%, 10/19/2034 (f)	97	92
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.03%, 9/25/2043 (f)	53	51
Series 2004-4, Class 3A, 5.61%, 12/25/2044 (f)	125	119
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,216	4,644
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	48	48
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	29	29
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	67	68
Series 1998-1, Class 2E, 7.00%, 3/15/2028	114	114
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	256	257
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,287	1,297
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (b) (e)	3,564	3,554
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	253	245
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.31%, 8/25/2033 (f)	18	17
Series 2003-AR9, Class 1A6, 6.11%, 9/25/2033 (f)	313	295
Series 2003-AR9, Class 2A, 6.81%, 9/25/2033 (f)	21	21
Series 2003-S9, Class P, PO, 10/25/2033	8	6
Series 2003-S9, Class A8, 5.25%, 10/25/2033	154	150
Series 2004-AR3, Class A1, 5.72%, 6/25/2034 (f)	22	20
Series 2004-AR3, Class A2, 5.72%, 6/25/2034 (f)	18	17
Series 2006-AR10, Class 2P, 4.44%, 9/25/2036 (f)	40	36
Series 2006-AR12, Class 2P, 3.94%, 10/25/2036 (f)	36	32
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (f)	329	15
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (f)	1,730	76
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	524	83
Series 2005-4, Class CB7, 5.50%, 6/25/2035	533	468
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	467	71
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	94	82
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	604	523
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	78	68
Total Collateralized Mortgage Obligations (Cost $148,543)		146,274
Commercial Mortgage-Backed Securities — 3.3%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (f)	1,300	808
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,346
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,308
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 7.15%, 7/25/2041 (b) (f)	5,594	5,290
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,408
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,707
Series K754, Class AM, 4.94%, 11/25/2030 (f)	1,740	1,798
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,568
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,827
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	4,145	3,979
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (f)	853	820
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	5,563	5,410
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	2,909	2,822
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (f)	2,328	2,259
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (f)	3,285	3,198
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (f)	1,927	1,839
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,167	1,079
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (f)	17,768	944
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	5,230	4,494
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (f)	6,802	6,009
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (f)	4,225	4,053
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (f)	3,290	3,303
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	91	89
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (f)	3,198	234
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.97%, 1/25/2029 (b) (f)	2,223	2,212
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (f)	550	529
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K96, Class C, 3.94%, 8/25/2056 (b) (f)	5,500	5,114
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	914
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,774
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	1,800
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,600	2,509
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	615	578
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,347
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	67
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (b) (f)	400	320
Total Commercial Mortgage-Backed Securities (Cost $88,969)		84,756
Municipal Bonds — 0.4% (h)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	385	426
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	420
Total California		846
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	376
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,973
Series 165, Rev., 5.65%, 11/1/2040	440	476
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,869
Total New York		4,694
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,295	1,597
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,463
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	199
Total Ohio		3,259
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	558
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	664	682
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,193
Total Texas		1,875
Total Municipal Bonds (Cost $11,094)		11,232
U.S. Government Agency Securities — 0.3%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,842
4.63%, 9/15/2060	304	292
Tennessee Valley Authority STRIPS DN, 5.76%, 6/15/2035 (a)	800	482
Total U.S. Government Agency Securities (Cost $9,239)		8,616
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	515
3.45%, 2/2/2061 (b)	550	382
Republic of Chile 2.55%, 1/27/2032	497	433
Republic of Peru 5.63%, 11/18/2050	88	90
Republic of Poland 5.50%, 3/18/2054	921	942
United Mexican States
3.75%, 1/11/2028	1,216	1,177
2.66%, 5/24/2031	1,075	913
3.50%, 2/12/2034	1,252	1,055
4.60%, 1/23/2046	2,113	1,690
6.34%, 5/4/2053	310	305
3.77%, 5/24/2061	772	497
Total Foreign Government Securities (Cost $9,530)		7,999
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (c) (i)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $2,553)	2,531	2,378
	SHARES (000)
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (j) (k) (Cost $79,158)	79,140	79,179
Total Investments — 100.6% (Cost $2,723,426)		2,617,090
Liabilities in Excess of Other Assets — (0.6)%		(15,748)
NET ASSETS — 100.0%		2,601,342

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2024.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2024 is $757 or 0.03% of the Fund’s net
assets as of August 31, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2024.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	August 31, 2024

(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	273	12/19/2024	USD	30,977	(118)
U.S. Treasury 10 Year Ultra Note	53	12/19/2024	USD	6,214	(80)
U.S. Treasury 2 Year Note	696	12/31/2024	USD	144,447	25
U.S. Treasury 5 Year Note	1,896	12/31/2024	USD	207,345	(317)
					(490)
Short Contracts
U.S. Treasury Long Bond	(181)	12/19/2024	USD	(22,212)	303
U.S. Treasury Ultra Bond	(67)	12/19/2024	USD	(8,792)	140
					443
					(47)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	33

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,537,911
Investments in affiliates, at value	79,179
Cash	861
Deposits at broker for futures contracts	3,474
Receivables:
Investment securities sold	111
Interest from non-affiliates	15,986
Dividends from affiliates	369
Due from Administrator	7
Total Assets	2,637,898
LIABILITIES:
Payables:
Investment securities purchased — delayed delivery securities	35,819
Variation margin on futures contracts	419
Accrued liabilities:
Investment advisory fees	240
Custodian and accounting fees	16
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	62
Total Liabilities	36,556
Net Assets	$2,601,342
NET ASSETS:
Paid-in-Capital	$2,789,583
Total distributable earnings (loss)	(188,241)
Total Net Assets	$2,601,342
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	286,884
Net asset value, offering and redemption price per share (b)	$9.07
Cost of investments in non-affiliates	$2,644,268
Cost of investments in affiliates	79,158

(a)
Amount rounds to less than one thousand.
(b)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	August 31, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$52,201
Interest income from affiliates	1
Dividend income from affiliates	1,588
Total investment income	53,790
EXPENSES:
Investment advisory fees	3,399
Administration fees	1,214
Custodian and accounting fees	78
Interest expense to affiliates	4
Professional fees	47
Trustees’ and Chief Compliance Officer’s fees	17
Printing and mailing costs	14
Transfer agency fees	9
Other	107
Total expenses	4,889
Less fees waived	(3,108)
Net expenses	1,781
Net investment income (loss)	52,009
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(14,398)
Investments in affiliates	(6)
Futures contracts	5,296
Net realized gain (loss)	(9,108)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	84,101
Investments in affiliates	21
Futures contracts	(375)
Change in net unrealized appreciation/depreciation	83,747
Net realized/unrealized gains (losses)	74,639
Change in net assets resulting from operations	$126,648
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	35

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$52,009	$84,834
Net realized gain (loss)	(9,108)	(45,438)
Change in net unrealized appreciation/depreciation	83,747	40,009
Change in net assets resulting from operations	126,648	79,405
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(52,747)	(84,854)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	213,989	187,470
NET ASSETS:
Change in net assets	287,890	182,021
Beginning of period	2,313,452	2,131,431
End of period	$2,601,342	$2,313,452
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$295,077	$530,992
Distributions reinvested	48,294	77,404
Cost of shares redeemed	(129,382)	(420,926)
Change in net assets resulting from capital transactions	$213,989	$187,470
SHARE TRANSACTIONS:
Issued	33,251	60,363
Reinvested	5,470	8,806
Redeemed	(14,593)	(47,459)
Change in Shares	24,128	21,710
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2024 (Unaudited)	$8.80	$0.19	$0.27	$0.46	$(0.19)	$—	$(0.19)
Year Ended February 29, 2024	8.84	0.35	(0.04)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.07	5.33%	$2,601,342	0.15%	4.28%	0.40%	15%
8.80	3.61	2,313,452	0.15	4.00	0.40	30
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	JPMorgan Institutional Trust Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2024.

40	JPMorgan Institutional Trust Funds	August 31, 2024

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$280,962	$59,863	$340,825
Collateralized Mortgage Obligations	—	134,438	11,836	146,274
Commercial Mortgage-Backed Securities	—	82,247	2,509	84,756
Corporate Bonds	—	652,169	—	652,169
Foreign Government Securities	—	7,999	—	7,999
Loan Assignments	—	2,378	—	2,378
Mortgage-Backed Securities	—	591,399	4,468	595,867
Municipal Bonds	—	11,232	—	11,232
U.S. Government Agency Securities	—	8,616	—	8,616
U.S. Treasury Obligations	—	687,795	—	687,795
Short-Term Investments
Investment Companies	79,179	—	—	79,179
Total Investments in Securities	$79,179	$2,459,235	$78,676	$2,617,090
Appreciation in Other Financial Instruments
Futures Contracts	$468	$—	$—	$468
Depreciation in Other Financial Instruments
Futures Contracts	(515)	—	—	(515)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(47)	$—	$—	$(47)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Investments in Securities:
Asset-Backed Securities	$57,344	$—	$946	$23	$14,789	$(15,413)	$3,816	$(1,642)	$59,863
Collateralized Mortgage Obligations	10,485	—	147	(2)	4,000	(2,794)	—	—	11,836
Commercial Mortgage-Backed Securities	2,470	—	39	—	—	—	—	—	2,509

August 31, 2024	JPMorgan Institutional Trust Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024
Mortgage-Backed Securities	$—	$—	$(22)	$—	$4,490	$—	$—	$—	$4,468
Total	$70,299	$—	$1,110	$21	$23,279	$(18,207)	$3,816	$(1,642)	$78,676

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2024, which were valued using significant unobservable inputs (level 3), amounted to $631. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,898	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (6.07%)
			Constant Default Rate	0.00% - 60.00% (6.96%)
			Yield (Discount Rate of Cash Flows)	5.45% - 13.76% (6.96%)

Asset-Based Securities	13,898
Total	$13,898

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2024, the value of these investments was $64,778. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of August 31, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is

42	JPMorgan Institutional Trust Funds	August 31, 2024

uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted Cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A.("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOI, if any.
	Counterparty	Collateral amount
Collateral Received	Morgan Stanley	$(20)
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

August 31, 2024	JPMorgan Institutional Trust Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Fund did not have any securities out on loan at August 31, 2024.
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.25% (a) (b)	$39,811	$300,388	$261,035	$(6)	$21	$79,179	79,140	$1,588	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the six months ended August 31, 2024:

Futures Contracts:
Average Notional Balance Long	$224,535
Average Notional Balance Short	(22,915)
Ending Notional Balance Long	388,983
Ending Notional Balance Short	(31,004)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

44	JPMorgan Institutional Trust Funds	August 31, 2024

The Fund invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Fund’s private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended August 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.

August 31, 2024	JPMorgan Institutional Trust Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended August 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$1,846	$1,214	$3,060
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 was $48.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$418,173	$297,029	$123,348	$55,846
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$2,723,426	$35,062	$141,445	$(106,383)
At February 29, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$19,483	$49,745

46	JPMorgan Institutional Trust Funds	August 31, 2024

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 29, 2024, the Fund deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$107	$2,058
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2024, the Fund had two individual shareholder and/or non-affiliated omnibus accounts, which owned 21.8% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the

August 31, 2024	JPMorgan Institutional Trust Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

48	JPMorgan Institutional Trust Funds	August 31, 2024

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, New York 10172
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
277 Park Avenue
New York, New York 10172
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-INSTT-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;

•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that the Adviser earns fees from the Fund for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitations and fee waivers (the “Fee Cap”), which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's ongoing investments in its business in support of the Fund, including the Adviser's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap the Adviser has in place that serve to limit the overall net expense ratio of the Fund at competitive levels was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rate charged to the Fund in comparison to those charged to the Adviser’s other clients was reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance is summarized below:
The Trustees noted that the Fund’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Advisory Fee and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Cap currently in place for the Fund, the net advisory fee rate and net expense ratio, taking into account any waivers and /or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2024